Note 1 - Segment Information - Geographical Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Net sales		$ 6,521,207	$ 5,146,734	$ 7,294,055
Total assets		14,449,431	13,716,189	14,842,991
Trade receivables		1,299,072	968,148	1,348,160
Property, plant and equipment, net		5,824,801	6,193,181	6,090,017
Capital expenditures		239,518	193,322	350,174
Depreciation and amortization		594,721	678,806	539,521
North America [member]
Disclosure of operating segments [line items]
Net sales		3,360,345	2,179,949	3,429,911
Total assets		7,992,946	8,071,574	7,885,120
Trade receivables		652,483	411,692	612,809
Property, plant and equipment, net		3,805,912	3,971,101	3,771,570
Capital expenditures		106,118	71,531	169,390
Depreciation and amortization		307,116	408,546	276,046
South America [member]
Disclosure of operating segments [line items]
Net sales		1,311,279	776,235	1,391,288
Total assets		2,399,448	1,868,458	2,227,044
Trade receivables		234,800	115,972	176,173
Property, plant and equipment, net		984,413	1,050,619	1,129,260
Capital expenditures		63,723	63,111	113,999
Depreciation and amortization		125,781	106,827	105,308
Europe [member]
Disclosure of operating segments [line items]
Net sales		742,463	642,793	738,880
Total assets		1,727,573	1,461,738	2,282,775
Trade receivables		180,515	139,427	149,321
Property, plant and equipment, net		742,461	823,057	816,721
Capital expenditures		43,344	39,691	55,169
Depreciation and amortization		89,667	84,518	82,400
Middle East and Africa [member]
Disclosure of operating segments [line items]
Net sales		857,120	1,227,532	1,382,172
Total assets		581,204	804,559	958,424
Trade receivables		146,125	210,194	319,406
Property, plant and equipment, net		221,859	242,939	254,858
Capital expenditures		6,689	10,452	4,578
Depreciation and amortization		41,528	44,259	42,520
Asia Pacific [member]
Disclosure of operating segments [line items]
Net sales		250,000	320,225	351,804
Total assets		364,486	552,508	609,663
Trade receivables		85,149	90,863	90,451
Property, plant and equipment, net		70,156	105,465	117,608
Capital expenditures		19,644	8,537	7,038
Depreciation and amortization		30,629	34,656	33,247
Unallocated [member]
Disclosure of operating segments [line items]
Net sales
Total assets	[1]	1,383,774	957,352	879,965
Trade receivables
Property, plant and equipment, net
Capital expenditures
Depreciation and amortization

[1]	For 2021, 2020 and 2019 includes Investments in non-consolidated companies. See note 13 to these Consolidated Financial Statements.